Fees and Expenses - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	SUMMARY OF FEES AND EXPENSES
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correspond to the ratios of expenses to average net assets provided in the Fund’s most recent annual report, which do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D, Class I, Class R, or Class Y Shares of the Fund for the time periods indicated, that your dividends and distributions have been reinvested, and that you redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table above. The example takes into account any expense reimbursement/recoupment described herein for the periods in which such expense reimbursement/recoupment remains in effect. You may pay brokerage commissions on your purchases and sales of shares of the Fund, which are not reflected in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 397% of the average value of its portfolio. The Fund invests in to‑be‑announced (“TBA”) mortgage-backed securities transactions, which tend to inflate a fund’s turnover rate because these investments, which generally have a short-term duration, are typically rolled forward for an additional term at the expiration of each term. Had mortgage to‑be‑announced securities (“TBAs”) roll transactions been excluded, the Fund’s portfolio turnover rate would have been 156% for the year ended March 31, 2025.
Portfolio Turnover, Rate	397.00%